Accounts receivable (Details 1) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 3,794,065	$ 881,359
Addition to doubtful accounts expense	947,770	2,853,147
Deduction - collection of doubtful accounts	0	0
Translation adjustments	(59,243)	59,559
Balance at end of year	$ 4,682,592	$ 3,794,065